Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	$ 0
Derivative Instrument, Cash Flow Hedge, Gain (Loss) Reclassified Into Earnings From Discontinuance		2,327
Derivatives Designated As Hedging Instruments | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		24,328	$ (6,249)
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	13,057	10,180
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	[2]	5,447	2,726
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		0	0
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	[1]		0
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	[2]	$ (1,876)	$ 1,457

[1]	Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.
[2]
As of December 31, 2019, this amount includes gains of $2,327 reclassified into earnings as a result of the discontinuance of cash flow hedges because it was probable that the original forecast transaction would not occur by the end of the originally specified time frame.